Debt and Short-Term Borrowings - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended						1 Months Ended			1 Months Ended			1 Months Ended						1 Months Ended			1 Months Ended				1 Months Ended			1 Months Ended					12 Months Ended							1 Months Ended		6 Months Ended	12 Months Ended				1 Months Ended						1 Months Ended			6 Months Ended																	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012 Installment	May 09, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	May 07, 2012	Mar. 03, 2011	Dec. 31, 2012 If the senior secured leverage ratio at year end is equal to or greater than 2.50	Dec. 31, 2012 If the senior secured leverage ratio is less than or equal to 2.50 and a greater than 2.00	Sep. 30, 2010 Senior Secured Term Loan Facilities	Aug. 14, 2012 Senior Secured Term Loan Facilities	May 09, 2012 Senior Secured Term Loan Facilities	Aug. 14, 2012 Senior Secured Revolving Facility	Sep. 30, 2010 Senior Secured Revolving Facility	Dec. 31, 2012 Senior Secured Revolving Facility	Aug. 14, 2012 LIBOR Floor Senior Secured Term Loan Facilities	Aug. 14, 2012 LIBOR Floor Senior Secured Revolving Facility	Aug. 14, 2012 Base Rate Senior Secured Revolving Facility	Aug. 14, 2012 Alternate Base Rate Senior Secured Term Loan Facilities	Mar. 03, 2011 Before Amendment Incremental Credit Facility	Mar. 03, 2011 Before Amendment LIBOR Floor	Mar. 03, 2011 Before Amendment LIBOR Floor Senior Secured Term Loan Facilities	Mar. 03, 2011 Before Amendment LIBOR Floor Senior Secured Revolving Facility	Mar. 03, 2011 Before Amendment Base Rate	Mar. 03, 2011 Before Amendment Base Rate Senior Secured Term Loan Facilities	Mar. 03, 2011 Before Amendment Base Rate Senior Secured Revolving Facility	Mar. 03, 2011 After Amendment Incremental Credit Facility	Mar. 03, 2011 After Amendment LIBOR Floor	Mar. 03, 2011 After Amendment LIBOR Floor Senior Secured Term Loan Facilities	Mar. 03, 2011 After Amendment LIBOR Floor Senior Secured Revolving Facility	Mar. 03, 2011 After Amendment Base Rate	Mar. 03, 2011 After Amendment Base Rate Senior Secured Term Loan Facilities	Mar. 03, 2011 After Amendment Base Rate Senior Secured Revolving Facility	May 04, 2011 Senior Secured Term Loan	Apr. 07, 2011 Senior Secured Term Loan	Dec. 31, 2012 Short-term Debt	Dec. 31, 2012 At any time on or after October 1, 2014 [Member] Fiscal Years Through 2014	Dec. 31, 2012 At any time on or after October 1, 2014 [Member] Fiscal Years Through 2015	Dec. 31, 2012 At any time on or after October 1, 2014 [Member] Fiscal Years Through 2013	Dec. 31, 2012 Prior to October 1, 2014	Dec. 31, 2012 Before October 1, 2013 Maximum	Dec. 31, 2011 Prepayment Penalties	Dec. 31, 2011 Third party fees	Apr. 29, 2013 Senior Notes	Apr. 30, 2013 Senior Notes	Jun. 30, 2013 Senior Notes	Dec. 31, 2012 Senior Notes	Dec. 31, 2011 Senior Notes	Nov. 18, 2011 Senior Notes	Sep. 30, 2010 Senior Notes	Nov. 18, 2011 Senior Notes Early Debt Redemption Premium	Nov. 18, 2011 Senior Notes Deferred Debt Issuance Costs	Dec. 31, 2012 Senior Secured Credit Facility due on September 30, 2016 paying interest at a variable interest rate (LIBOR plus margin)	May 07, 2012 11% Senior Notes due 2018	Apr. 17, 2013 Secured Term Loan A	Apr. 17, 2013 Secured Term Loan B	Apr. 17, 2013 Revolving Credit Facility due on April 18, 2018 paying interest at a variable interest rate	Apr. 17, 2013 Revolving Credit Facility due on April 18, 2018 paying interest at a variable interest rate Minimum	Apr. 17, 2013 Revolving Credit Facility due on April 18, 2018 paying interest at a variable interest rate Maximum	Jun. 30, 2013 Senior Secured Credit Facilities	Jun. 30, 2013 New Senior Secured Term Loan A	Jun. 30, 2013 New Senior Secured Term Loan A Commencing On September 30, 2013 To June 2016	Jun. 30, 2013 New Senior Secured Term Loan A Commencing On September 30, 2016 To June 30, 2017	Jun. 30, 2013 New Senior Secured Term Loan A Commencing On September 30, 2017 To March 31, 2018	Jun. 30, 2013 New Senior Secured Term Loan A LIBOR Floor Minimum	Jun. 30, 2013 New Senior Secured Term Loan A LIBOR Floor Maximum	Jun. 30, 2013 New Senior Secured Term Loan A Base Rate Minimum	Jun. 30, 2013 New Senior Secured Term Loan A Base Rate Maximum	Jun. 30, 2013 New Senior Secured Term Loan B	Jun. 30, 2013 New Senior Secured Term Loan B Minimum	Jun. 30, 2013 New Senior Secured Term Loan B Maximum	Jun. 30, 2013 New Senior Secured Term Loan B LIBOR Floor Minimum	Jun. 30, 2013 New Senior Secured Term Loan B LIBOR Floor Maximum	Jun. 30, 2013 New Senior Secured Term Loan B Base Rate Minimum	Jun. 30, 2013 New Senior Secured Term Loan B Base Rate Maximum	Jun. 30, 2013 New senior secured credit facilities	Dec. 31, 2012 Senior Secured Term Loan Facilities	Mar. 31, 2013 Senior Secured Term Loan Facilities Scenario, Forecast	Dec. 31, 2012 Senior Secured Term Loan Facilities LIBOR Floor
Debt Instrument [Line Items]
Outstanding balance																		$ 14,000,000																																								$ 300,000,000	$ 400,000,000	$ 100,000,000				$ 300,000,000								$ 400,000,000
Unamortized discount																																																															6,400,000
Debt issuance cost							8,800,000																																											11,400,000													5,900,000																7,200,000
Unamortized discount written off								500,000																																																							3,400,000
Debt issuance cost written off								600,000																																									7,000,000														3,000,000																4,900,000
Satisfaction and Discharge of Indenture description																																																	(i)) at a redemption price of 100% plus a make-whole premium, plus accrued and unpaid interest, on April 30, 2013 (the “Full Redemption”). On April 17, 2013, the Co-Issuers and the Trustee entered into a Satisfaction and Discharge Agreement whereby EVERTEC Group caused to be irrevocably deposited with the Trustee, to satisfy and to discharge the Co-Issuers’ obligations under the Indenture (a) a portion of the net cash proceeds received by the Company in the Initial Public Offering to Holdings, which contributed such proceeds to EVERTEC Group, in an amount sufficient to effect the Partial Redemption on April 29, 2013 and (b) proceeds from the Credit Agreement described above in an amount sufficient to effect the Full Redemption on April 30, 2013. On April 29, 2013, the Partial Redemption was effected and on April 30, 2013, the Full Redemption was effected.
Principal amount of outstanding, redemption value																																																	91,000,000
Percentage of redemption price																																															111.00%	100.00%
Debt instrument premium																																																	1,800,000
Debt redemption premium																																																	41,900,000
Original principal amount																																																																	1.25%	1.875%	2.50%					0.25%
Maturity Date																																																		Oct. 01, 2018	Oct. 01, 2018									Apr. 18, 2018				Apr. 17, 2018								Apr. 17, 2020
Credit facility, interest rate margin																			4.00%	3.75%	2.75%	3.00%			5.25%	5.25%		4.25%	4.25%			4.00%	3.75%		3.00%	2.75%																																2.00%	2.50%	1.00%	1.50%		0.75%	1.75%	2.50%	2.75%	1.50%	1.75%				5.50%
Debt instrument description																																																																								LIBOR Rate and Base Rate are subject to floors at 0.75% and 1.75%, respectively
commitment fee for the unused portion																																																													0.125%	0.375%
Premium Payable on loans					1.00%
Maximum secured leverage ratio			6.60		6.60
Credit facilities amount													355,000,000
Credit facilities, maturity period													6 years				5 years																						10 months
Credit facilities amount																	50,000,000
Quarterly amortization payments on principal of term loan																																																																																1.00%
Mandatory prepayment obligations																																																																																Mandatory prepayment obligations also include, subject to expectations: • 100% of the net cash proceeds of asset sales, dispositions and casualty or insurance proceeds, subject to certain exceptions and customary reinvestment provisions; • 50% of the Company’s excess cash flows, which is defined in the Credit Agreement, with such percentage subject to reduction to 25% or 0% based on achievement of specified first lien secured leverage ratios; and • 100% of the net cash proceeds received from issuances of certain debt incurred after the closing of the Merger.
Prepayment of excess cash flows required under senior secured debt											50.00%	25.00%
Interest rate floor																								1.75%			2.75%				1.50%			2.50%
Incremental facility																							115,000,000							125,000,000
Incremental facility description																														The greater of $125.0 million and the maximum principal amount of debt that would not cause EVERTEC's senior secured leverage ratio to exceed 3.25 to 1.00.
Call premium paid in connection with amendment										3,500,000
Debt Issuance Cost, capitalized																																													3,400,000					2,200,000
Other expenses			2,353,000	8,397,000	2,286,000	10,657,000	8,491,000	3,672,000																																					200,000	2,100,000
Repayment of senior secured term loan																																						1,700,000
Voluntary prepayment of senior secured term loan																																					24,700,000
Amendment agreement, maximum dividend payment amount		270,000,000
Additional incremental term loan borrowed															170,000,000
Senior secured credit leverage ratio														Over 2.25 to 1.00		Above 2.50 to 1.00
Commitment fee for revolving facility																0.75%
Applicable LIBOR margin																																																																																4.00%
LIBOR floor																																																																																1.50%
Senior secured credit leverage ratio	2.93						2.93
Mandatory debt repayment required																																																																																	6,100,000
Aggregate principal amount of senior secured facility																																																								495,000,000
Weighted average interest rate																		6.00%
Principal amount debt issued																																																					220,000,000				40,000,000
Debt instrument, aggregate principal amount purchased																																																				9,500,000
Notes outstanding	252,347,000						252,347,000	210,500,000
Interest expense																																																						200,000	300,000
Additional dividend capacity									270,000,000
Senior notes, interest rate																																																		11.00%	11.00%						11.00%
Cash distribution paid		269,800,000				269,772,000	319,959,000
Debt redemption price																																								105.50%	102.75%	100.00%	100.00%
Debt redemption, percentage of debt that may be redeemed																																												35.00%
Senior secured credit leverage ratio	3.85						3.85
Senior secured credit facilities and the senior notes, covenant description							The senior secured leverage ratio as defined in EVERTEC, LLC's credit facility (total first lien senior secured debt minus available cash, up to a maximum of $50.0 million, as defined, to adjusted EBITDA) must be less than 3.85 to 1.0 at December 31, 2012.
Other short-term borrowing, number of payments	3
Other short-term borrowing	$ 12,995,000		$ 8,663,000		$ 8,663,000		$ 12,995,000